Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 12 - Commitments and Contingencies

Rovi

On July 1, 2014 the Company and Rovi Corporation (“Rovi”) entered into a data license and service agreement acquiring the limited, non-exclusive, non-transferable right to use, display, communicate, reproduce and transmit Rovi’s data. On September 8, 2014 and September 18, 2014 a first amendment and second amendment to the data license and service agreement, respectively, were executed, which expanded the original data license and service agreement to include custom development of search and voice capabilities. The data license and service agreement remains in effect through and including March 14, 2017. The Company has the option to extend the term of this agreement for additional 1 year periods.

During the term of the data license and service agreement, and as consideration for the grant of rights and license of Rovi’s data, the Company agreed to pay Rovi a monthly minimum charge during the development period which is the period where data will be used for internal, non-public, non-commercial uses. In addition, the Company has agreed to pay Rovi a minimum per month during the first initial term, subsequent to launch date until March 14, 2016. For each subsequent term, consideration paid will depend on the number of subscribers to the Company’s CÜR Music product.

As of March 31, 2015, the Company has paid Rovi $75,000.

Zuora

On July 31, 2014 the Company entered into a limited license agreement with Zuora, Inc. (“Zuora”), which provides the Company non-exclusive, non-transferable worldwide limited license to use Zuora’s online integrated subscription management, billing, and data analysis services. The initial order form covered the implementation and development period ending October 31, 2014. In addition, the Company has agreed to an initial 36 month service term, subsequent to implementation.

As of March 31, 2015, the Company has paid Zuora $27,270.

MediaNet Digital, Inc.

On November 10, 2014 the Company entered into a service agreement with MediaNet Digital, Inc. (“MediaNet”), which provides the Company with a catalog of sound recordings and metadata which enables and provides for the delivery of sound recordings to end users of the Company’s CÜR Music application. The service agreement remains in effect for a period of three years following the effective date of November 7, 2014. The service agreement will automatically renew for successive one year terms unless terminated by MediaNet or the Company.

The Company will pay a set-up fee to MediaNet. In addition, the Company will pay MediaNet a monthly technology licensing fee during the initial term, a monthly usage fee and will pay for any additional professional services and technical assistance or customization.

As of March 31, 2015, the Company has paid MediaNet $35,000.

Minimum payments related to the previously described contracts is summarized as follows:

Twelve Months Ended March 31,	Total

2016	$744,412	*

2017	830,364	*

2018	848,435	*
	$2,423,211

* Additional contract terms include per subscriber, stream or percentage of revenue charges.

Data License and Service Agreement with Rovi

On July 1, 2014 the Company entered into a licensing agreement acquiring the limited, non-exclusive, non-transferable right to use, display, communicate, reproduce and transmit the Licensors’ data. On September 8 and September 18th, a first amendment and second amendment to the data license and service agreement, respectively, were executed which expanded the original license agreement to include custom development of search and voice capabilities. The licensing agreement remains in effect through and including March 14, 2017. The Company has the option to extend the term of this agreement for additional 1 year periods.

During the term of the licensing agreement and as consideration for the grant of rights and license of the Licensors’ data, the Company agreed to pay the Licensor a monthly minimum charge during the development period which is the period where data will be used for internal, non-public, non-commercial uses. In addition, the Company has agreed to pay a minimum per month during the first initial term, subsequent to launch date until March 14, 2016. For each subsequent term, consideration paid will depend on the number of subscribers of the Licensee property.

As of December 31, 2014, the Company has paid the Licensor $139,500.

Zuora

On July 31, 2014 the Company entered into a limited license agreement which provides the Company non-exclusive, non-transferable worldwide limited license to use the online integrated subscription management, billing, and data analysis services. The initial order form covered the implementation and development period ending October 31, 2014. In addition, the Company has agreed to an initial 36 month service term, subsequent to implementation.

As of December 31, 2014, the Company has paid $42,901.

MediaNet Digital, Inc.

On November 10, 2014 the Company entered into a service agreement which provides the Company with a catalog of sound recordings and metadata which enables and provides for the delivery of sound recordings to end users of the Company’s application. The agreement remains in effect for a period of three years following the effective date of November 7, 2014. The agreement will automatically renew for successive one year terms unless terminated by MediaNet or the Company.

The Company will pay a set-up fee. In addition, the Company will pay a monthly technology licensing fee during the initial term, a monthly usage fee and will pay for any additional professional services and technical assistance or customization.

As of December 31, 2014, the Company has paid $25,000 to MediaNet.

Minimum payments related to the previously described contracts is summarized as follows:

Twelve Months Ended December 31,	Total

2015	595,706	*

2016	797,388	*

2017	821,399	*

* Additional contract terms include per subscriber, stream or percentage of revenue charges.